Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 149	$ 225
Accrued expenses	973	772
Other accounts payable	$ 1,122	$ 997